PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed cash flow statement - Separate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash collection from operating activities
Proceeds from sales of goods and services	$ 2,240,961	$ 6,621,168	$ 5,948,097
Other cash receipts from operating activities	52,192	122,637	89,513
Payments to suppliers for goods and services	(1,713,223)	(4,491,682)	(4,325,619)
Payments to and on behalf of employees	(298,370)	(466,212)	(437,946)
Other payments for operating activities	(27,757)	(67,056)	(55,511)
Interest received		5,127	(1,454)
Income taxes (paid)	(2,764)
Other cash inflows (outflows)	61,532	302,246	75,403
Net cash flows from operating activities	312,571	2,026,228	1,292,483
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses			39,108
Cash flows used to obtain control of subsidiaries or other businesses	(349,125)		(199,701)
Other cash receipts from sales of equity or debt instruments of other entities	30,439	172,122	242,253
Other payments to acquire equity or debt instruments of other entities	(27,199)	(172,295)	(250,968)
Loans to related entities			(48,125)
Amounts raised from sale of property, plant and equipment	75,566	42,600	112,255
Purchases of property, plant and equipment	(163,022)	(578,498)	(545,885)
Purchases of intangible assets	(70,363)	(66,018)	(60,508)
Interest received	3,235	12,757	6,200
Net cash flow (used in) investing activities	(500,469)	(589,332)	(705,371)
Cash flows from financing activities
subsidiaries that do not result in loss of control	(3,225)
Amounts raised from long-term loans	1,361,807	370,139	769,055
Amounts raised from short-term loans	296,267	93,000	293,000
Loans from Related Entities	373,125
Loans repayments	(749,258)	(1,632,577)	(913,490)
Payments of lease liabilities	(90,335)		(545,824)
Dividends paid		(54,580)	(46,591)
Interest paid	(135,859)	(283,612)	(287,730)
Other cash inflows (outflows)	(107,782)	(58,704)	44,053
Net cash flows (used in) financing activities	944,740	(1,566,334)	(687,527)
Net increase in cash and cash equivalents before effect of exchanges rate change	756,842	(129,438)	(100,415)
Effects of variation in the exchange rate on cash and cash equivalents		5,183
Net increase (decrease) in cash and cash equivalents	756,842	(124,255)	(100,415)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	538,200	662,455	762,870
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	$ 1,295,042	$ 538,200	$ 662,455